Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001026977
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND

Servicing Class (CNIXX)
Class N (CNGXX)

Class S (CNFXX)

Supplement dated June 9, 2021, to the

Summary Prospectus dated January 31, 2021, and

Prospectus dated January 31, 2021

The following sentence is added to the end of footnote (1) of the section titled “Annual Fund Operating Expenses” on page 2 of the Summary Prospectus and page 3 of the Prospectus:

The Adviser has agreed to voluntarily waive additional Management Fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver is not reflected in the fee table and may be terminated at any time.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-056-0100